UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001

(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg Bell, Boyd & Lloyd LLC Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2005

Date of reporting period: 05/31/2005

ITEM 1. REPORTS TO STOCKHOLDERS.

Mutual Funds

May 31, 2005

State Farm Associates' Funds Trust

SEMI-ANNUAL REPORT

State Farm Growth Fund
State Farm Balanced Fund
State Farm Interim Fund
State Farm Municipal Bond Fund

This report must be accompanied or preceded by a prospectus for the State Farm Associates’ Funds Trust.

Distributor: State Farm VP Management Corp.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-0740 and at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-0740.

SEMI - ANNUAL REPORT

Message to Shareholders of State Farm Associates’ Funds Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ending May 31, 2005 for the State Farm Associates’ Funds Trust. Included are financial statements and a complete list of portfolio holdings to help you with your individual investment planning and further understand the Fund(s) you own. We encourage your review and consideration of this entire report.

Shareholders were asked via proxy to re-elect all the existing Trustees of the Board, in addition to electing a new Independent Trustee. At the June 17, 2005 Shareholder Meeting, all existing members of the State Farm Associates’ Funds Trust Board were re-elected, as well as a new Independent Trustee. See the Report on Shareholder Meeting page of this report for additional information regarding the meeting.

I’m happy to report that all four Funds had positive returns for the 6-month period ended May 31, 2005 despite an uneasy financial market environment of rising short-term interest rates and slowing economic growth. Look for a discussion of factors that impacted the performance of the Funds during 2005 in the next State Farm Associates’ Funds Trust Annual Report.

Sincerely,

Phillip G. Hawkins

Vice President

State Farm Associates’ Funds Trust

Report on Shareholder Meeting

On June 17, 2005, the shareholders of the State Farm Associates’ Funds Trust Funds had a special shareholder meeting. At that meeting, the shareholders elected the following eight persons to serve as Trustees of the Trust:

Trustee	Votes Cast For	Votes Withheld	Abstentions	Broker Non-votes	Result

Edward B. Rust, Jr.	62,294,004	1,800,177	0	0	Elected

Michael L. Tipsord	62,854,848	1,248,333	0	0	Elected

Thomas M. Mengler	63,056,741	1,037,440	0	0	Elected

James A. Shirk	63,046,354	1,047,828	0	0	Elected

Donald A. Altorfer	62,909,028	1,185,153	0	0	Elected

Victor J. Boschini	62,831,352	1,262,829	0	0	Elected

David L. Vance	62,922,861	1,171,320	0	0	Elected

Alan R. Latshaw	62,811,627	1,282,554	0	0	Elected

Portfolio Summary

    State Farm Growth Fund

*	Based on total investments as of May 31, 2005. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

    State Farm Balanced Fund

*	Based on total investments as of May 31, 2005. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Interim Fund

*	Based on total investments as of May 31, 2005. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Municipal Bond Fund

*	Illustrated by Credit Quality. Ratings by Moody’s Investor Services. Percentages are based on total investments as of May 31, 2005. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes Advanced Refund Bonds.

Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2004 through May 31, 2005.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account (other than a SEP IRA, SIMPLE IRA or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the first business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account (other than a SEP IRA, SIMPLE IRA or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the first business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemptions fees, or exchange fees.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Annualized Expense Ratio Based on the Period December 1, 2004 to May 31, 2005	Expenses Paid During Period December 1, 2004 to May 31, 2005*
State Farm Growth Fund
Actual	1,000.00	1,024.69	0.12%	0.61
Hypothetical (5% return before expenses)	1,000.00	1,024.33	0.12%	0.61
State Farm Balanced Fund
Actual	1,000.00	1,017.30**	0.13%	0.65
Hypothetical (5% return before expenses)	1,000.00	1,024.28	0.13%	0.66
State Farm Interim Fund
Actual	1,000.00	1,011.98	0.19%	0.95
Hypothetical (5% return before expenses)	1,000.00	1,023.98	0.19%	0.96
State Farm Municipal Bond Fund
Actual	1,000.00	1,021.25	0.15%	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.18	0.15%	0.76

*	Expenses are equal to the fund's annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	See footnote (b) on page 33 in the Financial Highlights.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (97.91%)

Agriculture, Foods, & Beverage (8.08%)
Archer-Daniels-Midland Co.	3,477,500	$69,028,375
Campbell Soup Co.	92,000	2,854,760
The Hershey Co.	226,400	14,537,144
Kellogg Co.	930,000	42,305,700
McCormick & Co. Inc.	428,600	14,503,824
PepsiCo Inc.	586,100	32,997,430
Sysco Corp.	664,300	24,685,388
The Coca-Cola Co.	888,500	39,653,755

		240,566,376

Banks (7.11%)
AmSouth Bancorporation	333,637	8,894,762
Bank of America Corp.	628,936	29,132,316
Fifth Third Bancorp	191,000	8,140,420
M&T Bank Corp.	179,700	18,354,558
Northern Trust Corp.	144,000	6,612,480
Popular Inc.	1,660,632	39,107,884
SunTrust Banks Inc.	334,600	24,629,906
Wells Fargo & Co.	1,268,400	76,624,044

		211,496,370

Building Materials & Construction (2.09%)
Vulcan Materials Co.	1,039,200	62,279,256

Chemicals (6.29%)
Air Products & Chemicals Inc.	830,000	49,990,900
EI du Pont de Nemours and Co.	496,104	23,073,797
International Flavors & Fragrances Inc.	561,000	20,807,490
Sigma-Aldrich Corp.	1,375,000	82,376,250
The Dow Chemical Co.	243,000	11,005,470

		187,253,907

Computer Software & Services (7.54%)
Applied Materials Inc.	902,800	14,814,948
Automatic Data Processing Inc.	149,000	6,526,200
Check Point Software Technologies Ltd. (a)	129,850	2,948,893
Intel Corp.	2,247,800	60,533,254
KLA Tencor Corp.	247,200	11,225,352
Linear Technology Corp.	703,200	26,348,904
Microsoft Corp.	3,235,500	83,475,900
SAP AG	111,200	18,349,118

		224,222,569

Computers (3.76%)
Hewlett-Packard Co.	3,019,400	67,966,694
International Business Machines Corp.	580,000	43,819,000

		111,785,694

Consumer & Marketing (5.02%)
AptarGroup Inc.	190,800	$9,540,000
Colgate-Palmolive Co.	436,300	21,801,911
Nestle SA ADR	456,800	30,132,309
The Gillette Co.	661,800	34,903,332
The Procter & Gamble Co.	809,600	44,649,440
Unilever NV ADR	125,446	8,347,177

		149,374,169

Electronic/Electrical Mfg. (4.45%)
Agilent Technologies Inc. (a)	548,071	13,159,185
Emerson Electric Co.	189,300	12,582,771
General Electric Co.	2,921,700	106,583,616

		132,325,572

Financial Services (4.81%)
Citigroup Inc.	1,485,633	69,988,170
MBNA Corp.	837,675	17,666,566
Wachovia Corp.	1,091,900	55,413,925

		143,068,661

Health Care (16.48%)
Abbott Laboratories	413,800	19,961,712
Biomet Inc.	3,487,500	131,443,875
Eli Lilly & Co.	997,000	58,125,100
Johnson & Johnson	2,481,600	166,515,360
Medtronic Inc.	135,800	7,299,250
Merck & Co. Inc.	675,700	21,919,708
Pfizer Inc.	3,047,300	85,019,670

		490,284,675

Machinery & Manufacturing (5.89%)
3M Co.	497,000	38,095,050
Caterpillar Inc.	421,700	39,686,187
HNI Corp.	1,439,200	74,248,328
Illinois Tool Works Inc.	276,100	23,311,123

		175,340,688

Media & Broadcasting (4.21%)
Reuters Group PLC ADR	155,433	6,565,490
SBS Broadcasting SA ADR (a)	360,181	15,923,602
The Walt Disney Co.	2,728,640	74,873,882
Viacom Inc. Class B	811,100	27,812,619

		125,175,593

Mining & Metals (1.81%)
BHP Billiton PLC	941,859	11,364,041
Newmont Mining Corp. Holding Co.	36,700	1,366,708
Nucor Corp.	265,600	14,066,176

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Mining & Metals (Cont.)
Rio Tinto PLC ADR	226,800	$26,993,736

		53,790,661

Oil & Gas (11.66%)
Anadarko Petroleum Corp.	105,100	7,956,070
BG Group PLC	3,199,100	24,226,030
Bill Barrett Corp. (a)	275,000	8,373,750
BP PLC ADR	626,392	37,708,798
Chevron Corp.	1,060,000	57,006,800
Devon Energy Corp.	212,204	9,740,164
Exxon Mobil Corp.	2,615,200	146,974,240
Royal Dutch Petroleum Co. ADR	516,300	30,244,854
Tidewater Inc.	154,191	5,335,009
Western Gas Resources Inc.	608,600	19,517,802

		347,083,517

Retailers (2.84%)
Home Depot Inc.	396,400	15,598,340
McDonald’s Corp.	292,200	9,040,668
Wal-Mart Stores Inc.	1,270,500	60,005,715

		84,644,723

Telecom & Telecom Equipment (5.13%)
ADC Telecommunications Inc. (a)	257,142	4,669,699
BellSouth Corp.	485,300	12,986,628
Cisco Systems Inc. (a)	1,186,200	22,988,556
Corning Inc. (a)	1,284,600	20,142,528
Motorola Inc.	792,000	13,757,040
Nokia Corp. ADR	1,181,100	19,913,346
SBC Communications Inc.	1,497,512	35,011,830
Verizon Communications	411,000	14,541,180
Vodafone Group PLC ADR	336,900	8,483,142

		152,493,949

Utilities & Energy (0.74%)
Duke Energy Corp.	799,900	21,981,252

Total Common Stocks (cost $1,406,257,129)		2,913,167,632

	Shares or principal amount	Value
Short-term Investments (1.73%)
New Center Asset Trust, 3.050%, 06/01/2005	$50,000,000	$50,000,000
JPMorgan Treasury Plus Money Market Fund	1,596,705	1,596,705

Total Short-term Investments (cost $51,596,705)		51,596,705

TOTAL INVESTMENTS (99.64%) (cost $1,457,853,834)		2,964,764,337

OTHER ASSETS, NET OF LIABILITIES (0.36%)		10,713,908

NET ASSETS (100.00%)		$2,975,478,245

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

May 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (60.39%)

Agriculture, Foods, & Beverage (4.73%)
Archer-Daniels-Midland Co.	940,561	$18,670,136
Campbell Soup Co.	26,000	806,780
The Hershey Co.	34,400	2,208,824
Kellogg Co.	310,000	14,101,900
PepsiCo Inc.	98,200	5,528,660
Sara Lee Corp.	58,000	1,176,820
Sysco Corp.	29,400	1,092,504
The Coca-Cola Co.	190,000	8,479,700

		52,065,324

Banks (4.30%)
AmSouth Bancorporation	52,312	1,394,638
Bank of America Corp.	89,800	4,159,536
Fifth Third Bancorp	56,600	2,412,292
M&T Bank Corp.	30,400	3,105,056
Northern Trust Corp.	41,000	1,882,720
Popular Inc.	333,848	7,862,120
SunTrust Banks Inc.	54,300	3,997,023
Wells Fargo & Co.	373,800	22,581,258

		47,394,643

Building Materials & Construction (0.87%)
Vulcan Materials Co.	160,200	9,600,786

Chemicals (3.74%)
Air Products & Chemicals Inc.	230,000	13,852,900
EI du Pont de Nemours and Co.	108,705	5,055,869
International Flavors & Fragrances Inc.	120,000	4,450,800
Sigma-Aldrich Corp.	245,500	14,707,905
The Dow Chemical Co.	69,000	3,125,010

		41,192,484

Computer Software & Services (3.78%)
Applied Materials Inc.	182,000	2,986,620
Automatic Data Processing Inc.	28,900	1,265,820
Intel Corp.	530,700	14,291,751
KLA Tencor Corp.	37,400	1,698,334
Linear Technology Corp.	81,600	3,057,552
Microsoft Corp.	625,400	16,135,320
SAP AG	13,200	2,178,133

		41,613,530

Computers (2.59%)
Hewlett-Packard Co.	754,000	16,972,540
International Business Machines Corp.	152,100	11,491,155

		28,463,695

Consumer & Marketing (3.32%)
AptarGroup Inc.	45,900	2,295,000
Nestle SA ADR	101,000	$6,662,354
The Gillette Co.	300,000	15,822,000
The Procter & Gamble Co.	185,200	10,213,780
Unilever NV ADR	22,857	1,520,905

		36,514,039

Electronic/Electrical Mfg. (2.62%)
Agilent Technologies Inc. (a)	143,787	3,452,326
Emerson Electric Co.	31,200	2,073,864
General Electric Co.	635,700	23,190,336
Texas Instruments Inc.	6,300	174,132

		28,890,658

Financial Services (3.29%)
Citigroup Inc.	307,000	14,462,770
MBNA Corp.	240,975	5,082,163
Wachovia Corp.	327,620	16,626,715

		36,171,648

Health Care (10.50%)
Allergan Inc.	77,400	5,983,794
Beckman Coulter Inc.	20,100	1,408,206
Biomet Inc.	911,250	34,345,012
Eli Lilly & Co.	212,000	12,359,600
Forest Laboratories Inc. (a)	20,900	806,322
Johnson & Johnson	417,700	28,027,670
Medtronic Inc.	21,600	1,161,000
Merck & Co. Inc.	144,100	4,674,604
Pfizer Inc.	960,000	26,784,000

		115,550,208

Machinery & Manufacturing (3.24%)
3M Co.	124,600	9,550,590
Caterpillar Inc.	131,200	12,347,232
HNI Corp.	160,000	8,254,400
Illinois Tool Works Inc.	65,300	5,513,279

		35,665,501

Media & Broadcasting (4.05%)
Lee Enterprises Inc. Class A	42,000	1,743,000
Lee Enterprises Inc. Class B (b)	42,000	1,743,000
Reuters Group PLC ADR	200,433	8,466,290
The Walt Disney Co.	1,065,995	29,250,903
Viacom Inc. Class B	98,900	3,391,281

		44,594,474

Mining & Metals (1.94%)
Newmont Mining Corp. Holding Co.	29,200	1,087,408
Nucor Corp.	218,400	11,566,464

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2005

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)

Mining & Metals (Cont.)
Rio Tinto PLC ADR	73,250	$8,718,215

		21,372,087

Oil & Gas (6.43%)
BG Group PLC	256,800	1,944,686
BP PLC ADR	115,786	6,970,317
Chevron Corp.	288,000	15,488,640
Devon Energy Corp.	76,170	3,496,203
Exxon Mobil Corp.	448,000	25,177,600
Royal Dutch Petroleum Co. ADR	216,400	12,676,712
Western Gas Resources Inc.	158,600	5,086,302

		70,840,460

Retailers (1.58%)
Home Depot Inc.	32,800	1,290,680
McDonald’s Corp.	96,700	2,991,898
Wal-Mart Stores Inc.	276,700	13,068,541

		17,351,119

Telecom & Telecom Equipment (3.10%)
ADC Telecommunications Inc. (a)	147,542	2,679,363
BellSouth Corp.	47,800	1,279,128
Cisco Systems Inc. (a)	207,400	4,019,412
Corning Inc. (a)	372,300	5,837,664
Motorola Inc.	192,000	3,335,040
Nokia Corp. ADR	144,900	2,443,014
SBC Communications Inc.	470,024	10,989,161
Verizon Communications	38,700	1,369,206
Vodafone Group PLC ADR	87,500	2,203,250

		34,155,238

Utilities & Energy (0.31%)
Duke Energy Corp.	125,900	3,459,732

Total Common Stocks (cost $303,072,691)		664,895,626

Corporate Bonds (17.91%)

Agriculture, Foods, & Beverage (1.46%)
Pioneer Hi-Bred International Inc.
5.750%, 01/15/2009	$3,000,000	3,161,286
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	3,141,313
The Coca-Cola Co.
5.750%, 03/15/2011	3,000,000	3,208,761
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,355,254

	Principal amount	Value
Sara Lee Corp.
6.250%, 09/15/2011	$2,000,000	$2,148,708
Kraft Foods Inc.
6.250%, 06/01/2012	1,000,000	1,093,939

		16,109,261

Automotive (0.70%)
Toyota Motor Credit
5.650%, 01/15/2007	2,000,000	2,051,936
Ford Motor Credit Co.
5.800%, 01/12/2009	3,000,000	2,808,999
General Motors Acceptance Corp.
7.750%, 01/19/2010	3,000,000	2,830,971

		7,691,906

Banks (0.09%)
JPMorgan Chase & Co.
5.350%, 03/01/2007	1,000,000	1,022,211

Building Materials & Construction (0.57%)
Masco Corp.
6.750%, 03/15/2006	3,000,000	3,063,729
Vulcan Materials Co.
6.000%, 04/01/2009	3,000,000	3,192,816

		6,256,545

Chemicals (0.58%)
The Dow Chemical Co.
6.125%, 02/01/2011	3,000,000	3,273,858
EI du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,090,585

		6,364,443

Computers (0.28%)
International Business Machines Corp.
5.375%, 02/01/2009	3,000,000	3,127,866

Consumer & Marketing (1.85%)
Hasbro Inc.
5.600%, 11/01/2005	2,000,000	2,011,358
Kimberly Clark Corp.
7.100%, 08/01/2007	3,000,000	3,193,479
Avery Dennison Corp.
5.900%, 12/01/2008	5,000,000	5,235,440
The Procter & Gamble Co.
6.875%, 09/15/2009	3,000,000	3,320,475
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,394,464

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Consumer & Marketing (Cont.)
Clorox Co.
6.125%, 02/01/2011	$3,000,000	$3,265,998

		20,421,214

Electronic/Electrical Mfg. (0.29%)
Emerson Electric Co.
5.850%, 03/15/2009	3,000,000	3,168,165

Financial Services (1.09%)
Household Finance Corp.
7.200%, 07/15/2006	3,000,000	3,103,398
Citigroup Inc.
5.000%, 03/06/2007	1,000,000	1,016,782
General Electric Capital Corp.
7.375%, 01/19/2010	2,000,000	2,255,100
BellSouth Capital Funding Corp.
7.750%, 02/15/2010	3,000,000	3,409,560
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,178,542

		11,963,382

Health Care (1.53%)
Abbott Laboratories
5.625%, 07/01/2006	3,000,000	3,046,971
3.500%, 02/17/2009	1,000,000	978,454
Johnson & Johnson
6.625%, 09/01/2009	3,000,000	3,294,561
Becton Dickinson & Co.
7.150%, 10/01/2009	3,000,000	3,342,888
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,186,338
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	1,978,510
Schering Plough Corp.
5.550%, 12/01/2013	1,000,000	1,054,953
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,003,515

		16,886,190

Machinery & Manufacturing (1.79%)
United Technologies Corp.
7.000%, 09/15/2006	3,000,000	3,112,500
Illinois Tool Works Inc.
5.750%, 03/01/2009	3,000,000	3,172,656
Caterpillar Inc.
7.250%, 09/15/2009	3,000,000	3,336,387
Honeywell International Inc.
7.500%, 03/01/2010	3,000,000	3,417,432
Deere & Co.
7.850%, 05/15/2010	3,000,000	3,464,433
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,215,778
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	$1,000,000	$1,003,946

		19,723,132

Media & Broadcasting (0.97%)
The Walt Disney Co.
5.500%, 12/29/2006	2,000,000	2,036,212
Gannett Co.
5.500%, 04/01/2007	1,000,000	1,025,532
The Washington Post Co.
5.500%, 02/15/2009	3,000,000	3,144,603
New York Times Co.
4.500%, 03/15/2010	500,000	505,390
Knight-Ridder Inc.
7.125%, 06/01/2011	3,000,000	3,404,676
New York Times Co.
5.000%, 03/15/2015	500,000	510,835

		10,627,248

Mining & Metals (0.50%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	2,188,644
Alcoa Inc.
6.500%, 06/01/2011	3,000,000	3,312,171

		5,500,815

Oil & Gas (0.29%)
Texaco Capital
5.500%, 01/15/2009	3,000,000	3,158,118

		3,158,118

Pharmaceuticals (0.46%)
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	2,964,054
Astrazeneca PLC SP
5.400%, 06/01/2014	2,000,000	2,124,942

		5,088,996

Retailers (0.89%)
Albertsons Inc.
6.950%, 08/01/2009	3,000,000	3,199,668
Wal-Mart Stores Inc.
6.875%, 08/10/2009	3,000,000	3,306,939
McDonald’s Corp.
6.000%, 04/15/2011	3,000,000	3,251,178

		9,757,785

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Telecom & Telecom Equipment (2.01%)
Deutsche Telekom International Financial
8.250%, 06/15/2005	$3,000,000	$3,004,863
US West Communications
5.625%, 11/15/2008	5,000,000	4,875,000
Motorola Inc.
7.625%, 11/15/2010	3,000,000	3,413,013
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,164,220
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,198,330
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,227,388
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,263,096

		22,145,910

Utilities & Energy (2.56%)
Virginia Electric & Power
5.375%, 02/01/2007	3,000,000	3,058,323
PPL Electric Utilities
5.875%, 08/15/2007	2,000,000	2,073,902
Northern Illinois Gas
5.875%, 08/15/2008	3,000,000	3,161,640
Duke Energy Corp.
7.375%, 03/01/2010	3,000,000	3,350,526
IES Utilities
6.750%, 03/15/2011	2,000,000	2,210,342
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,348,828
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,317,979
Pacificorp
6.900%, 11/15/2011	2,000,000	2,259,394
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,380,001
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	2,059,468

		28,220,403

Total Corporate Bonds (cost $184,470,532)		197,233,590

Government Agency Securities (0.96%)

Federal National Mortgage Association
6.000%, 05/15/2008	10,000,000	10,575,690

Total Government Agency Securities (cost $9,807,630)		10,575,690

	Shares or principal amount	Value
U.S. Treasury Obligations (15.90%)

U.S. Treasury Bonds
9.375%, 02/15/2006	$11,500,000	$12,015,258

U.S. Treasury Notes
5.875%, 11/15/2005	6,000,000	6,072,420
6.125%, 08/15/2007	15,000,000	15,796,290
3.000%, 11/15/2007	20,000,000	19,719,540
5.500%, 02/15/2008	4,000,000	4,193,592
3.125%, 10/15/2008	15,000,000	14,738,085
5.750%, 08/15/2010	5,000,000	5,464,060
5.000%, 08/15/2011	5,000,000	5,327,150
4.875%, 02/15/2012	10,000,000	10,618,750
4.375%, 08/15/2012	10,000,000	10,387,500
3.875%, 02/15/2013	10,000,000	10,005,470
3.625%, 05/15/2013	10,000,000	9,844,530
4.250%, 08/15/2013	10,000,000	10,224,220
4.250%, 11/15/2013	10,000,000	10,209,770
4.000%, 02/15/2014	10,000,000	10,024,610
4.250%, 11/15/2014	20,000,000	20,360,940

Total U.S. Treasury Obligations (cost $173,478,821)		175,002,185

Short-term Investments (4.17%)
New Center Asset Trust, 3.050%, 06/01/2005	44,000,000	44,000,000
JPMorgan Treasury Plus Money Market Fund	1,905,836	1,905,836

Total Short-term Investments (cost $45,905,836)		45,905,836

TOTAL INVESTMENTS (99.33%) (cost $716,735,510)		1,093,612,927

OTHER ASSETS, NET OF LIABILITIES (0.67%)		7,366,234

NET ASSETS (100.00%)		$1,100,979,161

(a)	Non-income producing security.

(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At May 31, 2005, the value of this security amounted to $1,743,000 or 0.16% of net assets.

ADR - American Depository Receipts

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

May 31, 2005

(Unaudited)

	Shares or Principal amount	Value
U.S. Treasury Obligations (94.89%)

U.S. Treasury Notes
6.500%, 08/15/2005	$7,000,000	$7,050,316
5.750%, 11/15/2005	11,000,000	11,126,324
5.625%, 02/15/2006	8,000,000	8,136,560
4.625%, 05/15/2006	7,000,000	7,079,842
6.500%, 10/15/2006	4,000,000	4,158,436
3.500%, 11/15/2006	11,000,000	10,997,855
6.250%, 02/15/2007	4,000,000	4,179,376
6.625%, 05/15/2007	3,000,000	3,170,976
4.375%, 05/15/2007	5,000,000	5,074,220
3.250%, 08/15/2007	10,000,000	9,927,340
6.125%, 08/15/2007	9,000,000	9,477,774
5.500%, 02/15/2008	15,000,000	15,725,970
5.625%, 05/15/2008	5,000,000	5,275,390
3.250%, 08/15/2008	5,000,000	4,938,865
4.750%, 11/15/2008	10,000,000	10,345,700
3.000%, 02/15/2009	5,000,000	4,878,905
3.125%, 04/15/2009	8,000,000	7,836,560
5.500%, 05/15/2009	10,000,000	10,668,750
6.000%, 08/15/2009	11,000,000	11,965,932
6.500%, 02/15/2010	15,000,000	16,757,820
5.750%, 08/15/2010	10,000,000	10,928,120

Total U.S. Treasury Obligations (cost $179,915,546)		179,701,031

Short-term Investments (4.73%)
New Center Asset Trust, 3.050%, 06/01/2005	7,000,000	7,000,000
JPMorgan Treasury Plus Money Market Fund	1,959,826	1,959,826

Total Short-term Investments (cost $8,959,826)		8,959,826

TOTAL INVESTMENTS (99.62%) (cost $188,875,372)		188,660,857

OTHER ASSETS, NET OF LIABILITIES (0.38%)		716,151

NET ASSETS (100.00%)		$189,377,008

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (98.28%)

Alabama (1.59%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aaa	$2,000,000	$2,264,620
Limestone County Board of Education, Alabama, Capital Outlay Tax Anticipation Warrants, Series 1998	4.900%	07/01/2015	Aaa	2,465,000	2,595,004
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aaa	2,000,000	2,196,360

					7,055,984

Alaska (1.56%)
Municipality of Anchorage, Alaska, 1994 General Obligation School Bonds	5.400%	07/01/2005	Aaa	1,100,000	1,102,387
Municipality of Anchorage, Alaska, 2000 General Obligation General Purpose Bonds, Series A (Prerefunded to 09-01-2010 @ 100) (a)	5.625%	09/01/2013	Aaa	1,500,000	1,670,430
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	Aaa	2,000,000	2,461,140
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 1999 Series A (Prerefunded to 03-01-2009 @ 100) (a)	5.000%	03/01/2015	Aaa	1,565,000	1,673,282

					6,907,239

Arizona (2.97%)
City of Phoenix, Arizona, General Obligation Refunding Bonds, Series 1993 A	5.300%	07/01/2006	Aa1	2,340,000	2,401,378
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.100%	07/01/2008	A1	1,000,000	1,112,480
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2009	A1	1,200,000	1,365,612
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A1	2,500,000	2,930,400
Mesa Unified School District No. 4 of Maricopa County, Arizona, School Improvement Bonds, Project of 1995, Series D (1997) (Prerefunded to 07-01-2007 @ 100) (a)	4.750%	07/01/2010	Aaa	4,250,000	4,411,713
Salt River Project Arizona Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	Aa2	900,000	984,762

					13,206,345

Arkansas (2.77%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	Aa2	5,000,000	5,487,800
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	Aa2	2,000,000	2,184,520
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.250%	06/01/2015	A1	1,020,000	1,032,709
Van Buren Arkansas, School District No. 42, Refunded and Construction	4.500%	04/01/2017	Aaa	1,295,000	1,326,948
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.375%	06/01/2017	A1	1,110,000	1,123,586
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.500%	06/01/2018	A1	1,155,000	1,170,165

					12,325,728

California (7.40%)
State of California, Various Purpose, General Obligation Bonds	6.000%	10/01/2006	A3	2,000,000	2,083,020
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Escrowed to Maturity) (a)	5.000%	12/01/2007	AA	2,830,000	2,933,238

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

California (Cont.)
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Prerefunded to 12-01-2005 @ 102) (a)	5.000%	12/01/2008	AA	$1,500,000	$1,547,505
State of California, Various Purpose, General Obligation Bonds	5.000%	02/01/2014	A3	3,600,000	3,891,528
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project)	5.000%	07/01/2015	Aaa	1,000,000	1,095,150
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A3	3,000,000	3,344,850
Los Angeles Unified School District, County of Los Angeles, California, General Obligation Bonds, Series A 2003	5.375%	07/01/2016	Aaa	3,905,000	4,413,275
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A3	3,250,000	3,497,683
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aaa	1,355,000	1,470,947
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	5,000,000	5,328,350
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	Aaa	1,560,000	1,697,077
State of California, General Obligation Bonds	5.000%	12/01/2017	A3	1,500,000	1,588,500

					32,891,123

Colorado (5.28%)
Arapahoe County School District No. 6, Colorado, Littleton Public Schools General Obligation Improvement Bonds, Series 1995A (Prerefunded to 12-01-2006 @ 102) (a)	5.000%	12/01/2007	Aa2	2,000,000	2,101,720
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 1999	5.500%	12/15/2009	Aa2	2,000,000	2,197,980
Mesa County Valley School District No. 51, County of Mesa, State of Colorado, General Obligation Bonds, Series 1996 (Prerefunded to 12-01-2006 @ 101) (a)	5.300%	12/01/2010	Aaa	2,540,000	2,655,900
St. Vrain School District # R3-1J, Colorado, General Obligation, Series 1997 (Prerefunded to 12-15-2007 @ 101) (a)	5.000%	12/15/2012	Aaa	3,135,000	3,326,172
City of Boulder, Colorado, Open Space Acquisition Refunding Bonds, Series 1999	5.000%	08/15/2013	Aa1	1,855,000	1,983,663
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	Aaa	3,000,000	3,333,810
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001	5.500%	12/01/2014	Aaa	1,135,000	1,270,746
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002	5.250%	12/01/2014	Aaa	1,365,000	1,506,865
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001	5.500%	12/01/2015	Aaa	1,170,000	1,307,042
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002	5.250%	12/01/2016	Aaa	1,530,000	1,675,044
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 1999	4.750%	12/01/2018	Aa3	2,000,000	2,102,280

					23,461,222

Connecticut (1.93%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (a)	5.125%	11/15/2016	Aa3	5,000,000	5,498,700
Clinton, Connecticut, General Obligation Unlimited (Prerefunded to 01-15-2012 @ 100) (a)	5.000%	01/15/2017	Aaa	390,000	430,080

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody's or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Connecticut (Cont.)
Clinton, Connecticut, General Obligation Unlimited (Prerefunded to 01-15-2012 @ 100) (a)	5.000%	01/15/2018	Aaa	$600,000	$661,662
The University of Connecticut, General Obligation Bonds, Series A 2004	5.000%	01/15/2018	Aaa	600,000	655,686
Town of New Canaan Connecticut, General Obligation Bonds, Issue of 2004 (Prerefunded to 06-15-2009 @ 100) (a)	4.750%	06/15/2018	Aaa	1,250,000	1,332,013

					8,578,141

Florida (1.69%)
State of Florida, State Board of Education, Public Education Capital Outlay Refunding Bonds, 1995 Series C (Prerefunded to 06-01-2005 @ 101) (a)	5.125%	06/01/2008	Aa1	2,000,000	2,020,000
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1	4,910,000	5,468,267

					7,488,267

Georgia (5.96%)
Forsyth County School District, Georgia, General Obligation Bonds, Series 1995 (Prerefunded to 07-01-2005 @ 102) (a)	5.050%	07/01/2007	Aaa	3,215,000	3,285,537
State of Georgia, General Obligation Bonds, Series 1996C	6.250%	08/01/2009	Aaa	3,590,000	4,044,566
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	2,000,000	2,276,480
Gwinnett County Water & Sewer Authority, Georgia, Revenue Series 1998 (Prerefunded to 08-01-2008 @ 102) (a)	5.000%	08/01/2011	Aaa	4,000,000	4,322,320
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	3,000,000	3,450,780
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,544,950
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (a)	5.125%	05/01/2014	Aaa	5,000,000	5,572,700

					26,497,333

Hawaii (1.74%)
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2006 @ 102) (a)	5.400%	09/01/2009	Aaa	1,775,000	1,861,229
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2008 @ 100) (a)	5.400%	09/01/2009	Aaa	2,225,000	2,394,523
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	AA-	3,000,000	3,490,890

					7,746,642

Idaho (0.41%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A	1,690,000	1,807,033

Illinois (6.11%)
State of Illinois, General Obligation Bonds, Series of September 1996 (Prerefunded to 09-01-2006 @ 102) (a)	5.450%	09/01/2009	Aaa	4,000,000	4,206,840
Forest Preserve District of Kane County, Kane County, Illinois, General Obligation Bonds, Series 1999 (Prerefunded to 12-30-2009 @ 100) (a)	5.000%	12/30/2011	Aa3	2,500,000	2,705,525
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aa1	3,750,000	4,323,337
Lake County Forest Preserve District, Lake County, Illinois, General Obligation Land Acquisition and Development Bonds, Series 2000	5.000%	12/15/2012	Aaa	2,000,000	2,159,100
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	Aaa	2,000,000	2,256,180

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Illinois (Cont.)
DuPage County Forest Preserve District, Illinois, General Obligation, Series 1997 (Prerefunded to 10-01-2008 @ 100) (a)	4.900%	10/01/2013	Aaa	$3,785,000	$4,008,542
Community Unit School District Number 200, DuPage County, Illinois (Wheaton- Warrenville), General Obligation School Building Bonds, Series 1999 (Prerefunded to 02-01-2009 @ 100) (a)	5.050%	02/01/2015	Aaa	2,195,000	2,351,394
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aaa	1,045,000	1,142,331
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aaa	1,100,000	1,196,701
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aaa	1,000,000	1,015,550
Community Unit School District Number 200-U Will County, Illinois (b)	5.000%	11/01/2019	Aaa	1,650,000	1,782,017

					27,147,517

Indiana (1.68%)
Southwest Allen, Indiana, High School Building Corp., 1st Mortgage Refunding Bonds, Series 1996B	4.850%	07/15/2006	Aaa	2,125,000	2,170,624
Eagle-Union Community Schools Building Corporation, Boone County, Indiana, 1st Mortgage Refunding Bonds, Series 1999	4.875%	07/05/2015	Aaa	2,325,000	2,438,739
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	Aaa	2,635,000	2,867,064

					7,476,427

Iowa (1.00%)
Polk County, Iowa, Essential County Purpose General Obligation Bonds, Series 2001	5.000%	06/01/2014	Aaa	3,325,000	3,529,787
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	923,049

					4,452,836

Kansas (2.14%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001	5.000%	11/01/2014	Aaa	2,790,000	3,016,744
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,319,760
Unified School District No. 233, Johnson County, Kansas, (Olathe) General Obligation School Bonds, Series 2003B	4.500%	09/01/2016	Aaa	1,000,000	1,033,070
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	1,300,000	1,309,217
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aaa	670,000	729,422
Unified School District No. 263, Sedgewick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	Aaa	1,000,000	1,087,060

					9,495,273

Kentucky (1.48%)
Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A	5.500%	05/15/2009	Aaa	2,720,000	2,964,066
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.600%	12/01/2013	Aa2	1,665,000	1,765,566
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.700%	12/01/2014	Aa2	1,745,000	1,851,462

					6,581,094

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Louisiana (2.18%)
State of Louisiana, General Obligation Bonds, Series 1997 A (Prerefunded to 04-15-2007 @ 102) (a)	5.375%	04/15/2011	Aaa	$5,000,000	$5,324,500
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	Aaa	4,000,000	4,345,120

					9,669,620

Maryland (1.68%)
Montgomery County, Maryland, General Obligation Consolidated Public Improvement, 1998 Series A (Prerefunded to 05-01-2008 @ 101) (a)	4.875%	05/01/2013	Aaa	3,410,000	3,628,001
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	499,080
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,155,609
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,199,780

					7,482,470

Massachusetts (1.57%)
Massachusetts Bay Transportation Authority, General Transportation System Bonds, Series C	5.500%	03/01/2013	Aaa	125,000	142,551
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa3	1,135,000	1,241,214
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (a)	5.250%	08/01/2017	Aa2	5,000,000	5,608,750

					6,992,515

Michigan (3.12%)
State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program, Series 1999A	5.500%	11/01/2009	Aa2	3,140,000	3,455,162
Lake Orion Community School District, County of Oakland, State of Michigan, 2000 School Building and Site Bonds, (General Obligation - Unlimited Tax), Series A (Prerefunded to 05-01-2010 @ 100) (a)	5.550%	05/01/2011	Aaa	2,500,000	2,768,550
Northville Public Schools, Michigan, 1997 General Obligation School Building & Site & Refunding (Prerefunded to 05-01-2007 @ 100) (a)	5.100%	05/01/2011	Aaa	3,800,000	3,957,852
Clarkston Community Schools, County of Oakland, State of Michigan, 1998 Refunding Bonds (General Obligation-Unlimited Tax)	4.850%	05/01/2012	Aaa	1,500,000	1,577,625
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.850%	05/01/2015	Aaa	1,000,000	1,054,150
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.900%	05/01/2016	Aaa	1,000,000	1,052,970

					13,866,309

Minnesota (1.10%)
Wayzata Independent School District #284, Minnesota, General Obligation School Building Refunding, Series 1998A	5.000%	02/01/2012	Aa2	3,000,000	3,185,040
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aaa	1,665,000	1,685,346

					4,870,386

Mississippi (1.03%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa3	2,000,000	2,282,660

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Mississippi (Cont.)
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa3	$2,000,000	$2,310,740

					4,593,400

Missouri (1.08%)
The School District of St. Joseph, (St. Joseph, Missouri), General Obligation School Building Bonds, Series 2000, (Missouri Direct Deposit Program) (Prefunded to 03-01-2010 @ 101) (a)	5.450%	03/01/2011	AA+	1,375,000	1,517,024
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001	5.125%	02/01/2016	Aa2	3,000,000	3,283,560

					4,800,584

Montana (0.12%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	Aa3	490,000	523,256

Nebraska (2.87%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (a)	6.150%	02/01/2012	Aa2	6,000,000	6,785,880
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002, Series B	5.000%	02/01/2013	Aa2	2,500,000	2,744,575
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	Aaa	3,000,000	3,235,320

					12,765,775

New Hampshire (0.64%)
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa2	2,620,000	2,861,433

New Jersey (1.77%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,876,750

New York (0.49%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	2,000,000	2,164,840

North Carolina (1.63%)
Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 1995B (Prerefunded to 06-01-2005 @ 102) (a)	5.000%	06/01/2007	Aa2	1,325,000	1,351,500
Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 1995B (Prerefunded to 06-01-2005 @ 102) (a)	5.100%	06/01/2008	Aa2	1,665,000	1,698,300
County of Wake, North Carolina, General Obligation School Bonds, Series 1997 (Prerefunded to 03-01-2007 @ 101) (a)	4.900%	03/01/2009	Aaa	4,000,000	4,177,880

					7,227,680

North Dakota (0.77%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,090,491
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,333,596

					3,424,087

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Ohio (5.38%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	Aa2	$2,000,000	$2,211,140
State of Ohio, Higher Education Capital Facilities, General Obligation Bonds, Series 2000A	5.250%	02/01/2011	Aa1	2,000,000	2,190,660
State of Ohio, Full Faith & Credit General Obligation Infrastructure Improvement Bonds, Series 1997 (Prerefunded to 08-01-2007 @ 101) (a)	5.350%	08/01/2012	Aa1	5,000,000	5,301,600
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	2,780,000	3,061,531
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001	5.000%	12/01/2013	Aa2	2,000,000	2,171,720
Delaware County, Ohio, General Obligation, Limited Tax, Sewer District Improvement Bonds, Series 1999	4.900%	12/01/2015	Aaa	1,970,000	2,091,332
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003	5.000%	12/01/2016	Aa2	1,140,000	1,229,182
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A	5.250%	12/01/2016	Aa2	5,095,000	5,628,803

					23,885,968

Oklahoma (0.86%)
Oklahoma City, Oklahoma, General Obligation Refunding Bonds, Series 1993	5.300%	08/01/2005	Aa2	2,000,000	2,007,920
City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999	5.250%	12/01/2009	Aa2	1,680,000	1,829,722

					3,837,642

Oregon (4.76%)
Portland, Oregon, Sewer System Revenue Refunding Bonds, 1997 Series A	5.000%	06/01/2011	Aaa	4,000,000	4,152,160
Washington and Clackamas Counties School District #23J (Tigard-Tualatin), Oregon, General Obligation Bonds, Series 1995 (Prerefunded to 06-01-2006 @ 100) (a)	5.550%	06/01/2011	Aa3	2,000,000	2,053,960
Deschutes County, Oregon, Administrative School District Number 1 (Bend-La Pine) General Obligation Bonds, Series 2001A (Prerefunded to 06-15-2011 @ 100) (a)	5.500%	06/15/2014	Aaa	3,500,000	3,944,605
Gresham-Barlow School District 10, Multnomah and Clackamas Counties, Oregon, General Obligation Bonds, Series 2001 (Prerefunded to 06-15-2011 @ 100) (a)	5.500%	06/15/2014	Aaa	1,980,000	2,231,519
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (a)	5.250%	06/15/2015	Aaa	3,640,000	4,082,260
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aaa	2,135,000	2,384,816
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aaa	500,000	533,935
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aaa	1,625,000	1,766,424

					21,149,679

Pennsylvania (1.79%)
Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001	5.000%	01/15/2013	Aa2	2,000,000	2,182,060
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	Aaa	1,070,000	1,135,537
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	Aaa	1,110,000	1,171,916

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Pennsylvania (Cont.)
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	Aaa	$1,030,000	$1,131,270
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	Aaa	1,160,000	1,240,202
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	Aaa	1,000,000	1,091,690

					7,952,675

South Carolina (2.91%)
Charleston County, South Carolina, General Obligation Bonds of 1994 (ULT) (Escrowed to maturity) (a)	5.400%	06/01/2005	Aa1	1,625,000	1,625,000
State of South Carolina, General Obligation State Highway Bonds, Series 1995 (Prerefunded to 08-01-2005 @ 102) (a)	5.100%	08/01/2008	Aaa	1,700,000	1,740,987
State of South Carolina, General Obligation State Highway Bonds, Series 1995 (Prerefunded to 08-01-2005 @ 102) (a)	5.250%	08/01/2009	Aaa	1,700,000	1,741,378
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 1999	5.500%	02/01/2010	Aa2	2,675,000	2,952,745
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 1999	5.500%	03/01/2010	Aa1	1,800,000	1,991,664
South Carolina Transportation, Infrastructure Revenue Series A	4.500%	10/01/2014	Aaa	2,750,000	2,862,695

					12,914,469

South Dakota (1.11%)
South Dakota, Housing Development Authority Homeownership Mortgage Bonds, 2001 Series D and 2001 Series E	5.000%	05/01/2014	Aa1	4,680,000	4,923,266

Tennessee (3.27%)
Nashville & Davidson County, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 1996	5.250%	01/01/2008	Aaa	4,500,000	4,759,560
Williamson County Tennessee, General Obligation Bonds Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aa1	2,335,000	2,574,641
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	Aa2	3,870,000	4,197,750
Williamson County Tennessee, General Obligation Bonds Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aa1	2,705,000	3,008,231

					14,540,182

Texas (4.13%)
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas) School Building Unlimited Tax Bonds, Series 1996 (Prerefunded to 2-15-2006 @ 100) (a)	5.200%	02/15/2008	Aaa	2,355,000	2,394,964
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.375%	02/15/2008	Aaa	1,000,000	1,061,910
State of Texas, Public Finance Authority, General Obligation Refunding Bonds, Series 1996B (Prerefunded to 10-01-2006 @ 100) (a)	5.400%	10/01/2008	Aa1	3,000,000	3,101,640
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.500%	02/15/2009	Aaa	2,455,000	2,662,939
Fort Worth Independent School District (Tarrant County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.500%	02/15/2010	Aaa	3,000,000	3,306,990

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Texas (Cont.)
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 2-1-2010 @ 100) (a)	5.750%	02/01/2012	Aa1	$2,000,000	$2,221,860
McKinney Independent School District (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2012	Aaa	2,115,000	2,289,339
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999	4.750%	08/01/2015	Aaa	1,250,000	1,305,038

					18,344,680

Utah (0.95%)
Salt Lake County, Utah, General Obligation Jail Bonds, Series 1995 (Prerefunded to 12-15-2005 @ 100) (a)	5.000%	12/15/2007	Aaa	2,780,000	2,815,834
City of Provo, Utah County, Utah, General Obligation Library Bonds, Series 1999	5.250%	03/01/2009	Aaa	1,300,000	1,400,412

					4,216,246

Virginia (0.82%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A	5.000%	08/01/2014	Aa1	2,000,000	2,193,860
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 1999A	5.000%	08/01/2016	Aaa	1,350,000	1,466,208

					3,660,068

Washington (3.54%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	Aa1	2,035,000	2,272,037
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	AA	65,000	72,249
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	AA	4,435,000	4,915,710
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.600%	06/01/2013	Aaa	1,000,000	1,031,870
Seattle, Washington, Water System Revenue 1998	5.000%	10/01/2013	Aa2	2,495,000	2,690,383
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.650%	06/01/2014	Aaa	2,055,000	2,117,493
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aaa	705,000	763,268
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aaa	1,000,000	1,085,760
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aaa	740,000	796,159

					15,744,929

West Virginia (0.61%)
State of West Virginia, State Road General Obligation Bonds, Series 1998 (Prerefunded to 06-01-2008 @ 101) (a)	5.000%	06/01/2013	Aaa	2,540,000	2,715,235

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Shares or principal amount	Value
Long-term Municipal Bonds (Cont.)

Wisconsin (2.39%)
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa3	$2,500,000	$2,734,700
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2012	Aaa	2,180,000	2,284,902
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2013	Aaa	2,220,000	2,320,854
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001	5.375%	01/01/2016	Aaa	2,985,000	3,296,455

					10,636,911

Total Long-term Municipal Bonds (d) (cost $412,529,248)					436,759,259

Short-term Investments (1.29%)
JPMorgan Tax Free Money Market Fund				5,730,614	5,730,614

Total Short-term Investments (cost $5,730,614)					5,730,614

TOTAL INVESTMENTS (99.57%) (cost $418,259,862)					442,489,873

OTHER ASSETS, NET OF LIABILITIES (0.43%)					1,923,874

NET ASSETS (100.00%)					$444,413,747

(a)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.

(b)	Securities purchased on a “when-issued” basis.

(c)	Ratings represent the lower of Moody’s or S&P’s ratings.

(d)	Long-term Municipal Bonds consisted of 30.20% Advanced Refund Bonds, 49.48% General Obligation Bonds and 20.32% Municipal Revenue Bonds.

See accompanying notes to financial statements.

(This page intentionally left blank.)

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2005

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Assets
Investments in securities

At identified cost	$1,457,853,834	716,735,510	188,875,372	418,259,862

At value	$2,964,764,337	1,093,612,927	188,660,857	442,489,873
Receivable for:
Dividends and interest	8,114,044	6,763,860	1,788,037	6,726,740
Shares of the Fund sold	4,378,107	1,347,331	246,454	411,606
Prepaid expenses	21,906	8,435	1,483	3,489

Total assets	2,977,278,394	1,101,732,553	190,696,831	449,631,708

Liabilities and Net Assets
Distributions to shareowners	—	—	1,134,457	3,260,370
Payable for:
Shares of the Fund redeemed	851,643	363,671	94,286	12,220
Securities purchased	—	—	—	1,764,875
Manager	928,343	374,200	84,774	161,510
Chief Compliance Officer expense	12,797	4,693	823	1,900
Accrued liabilities	7,366	10,828	5,483	17,086

Total liabilities	1,800,149	753,392	1,319,823	5,217,961

Net assets applicable to shares outstanding of common stock	$2,975,478,245	1,100,979,161	189,377,008	444,413,747

Fund shares outstanding	61,507,325	21,872,757	19,430,743	51,414,802

Net asset value, offering price and redemption price per share	$48.38	50.34	9.75	8.64

Analysis of Net Assets
Paid in capital	$1,507,423,127	717,037,729	197,741,169	420,182,799
Accumulated net realized gain (loss)	(64,841,018)	(6,328,909)	(8,149,646)	937
Net unrealized appreciation (depreciation)	1,506,907,767	376,877,415	(214,515)	24,230,011
Undistributed net investment income	25,988,369	13,392,926	—	—

Net assets applicable to shares outstanding	$2,975,478,245	1,100,979,161	189,377,008	444,413,747

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF OPERATIONS

Six months ended May 31, 2005

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Investment Income:
Dividends	$29,896,533	7,018,289	—	—
Interest	495,300	10,327,834	3,669,805	—
Tax-exempt interest	—	—	—	10,140,208

	30,391,833	17,346,123	3,669,805	10,140,208
Less: foreign withholding taxes	(469,492)	(114,191)	—	—

Total investment income	29,922,341	17,231,932	3,669,805	10,140,208
Expenses:
Investment advisory and management fees	1,546,336	615,622	133,772	257,987
Professional fees	57,618	25,121	16,151	21,756
Reports to shareowners	47,192	23,185	8,415	5,741
Trustees’ fees and expenses	31,689	11,661	2,142	4,835
Chief Compliance Officer expense	23,967	8,808	1,556	3,740
Registration fees	21,651	17,613	11,466	11,841
ICI dues	18,309	7,275	1,364	3,097
Proxy and related expense	13,895	5,605	1,352	1,621
Custodian fees	11,450	3,528	2,179	1,275
Fidelity bond expense	5,571	2,057	407	812
Security evaluation fees	1,342	4,396	654	23,229

Total expenses	1,779,020	724,871	179,458	335,934

Net investment income	28,143,321	16,507,061	3,490,347	9,804,274

Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	657,628	(1,531,766)	13,978	937
Change in net unrealized appreciation or depreciation on investments	42,901,380	3,621,884	(1,356,067)	(312,299)

Net realized and unrealized gain (loss) on investments	43,559,008	2,090,118	(1,342,089)	(311,362)

Net change in net assets resulting from operations	$71,702,329	18,597,179	2,148,258	9,492,912

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund
Six months ended May 31, 2005 (Unaudited) and the Year ended November 30, 2004	2005	2004
From operations:
Net investment income	$28,143,321	58,087,120
Net realized gain (loss)	657,628	(18,983,176)
Change in net unrealized appreciation or depreciation	42,901,380	280,557,889

Net change in net assets resulting from operations	71,702,329	319,661,833

Distributions to shareowners from and in excess of:
Net investment income	(35,134,086)	(45,345,539)
Net realized gain	—	—

Total distributions to shareowners	(35,134,086)	(45,345,539)

From Fund share transactions:
Proceeds from shares sold	124,066,021	246,348,885
Reinvestment of distributions	33,780,799	43,573,877

	157,846,820	289,922,762
Less payments for shares redeemed	(115,655,110)	(238,707,875)

Net increase (decrease) in net assets from Fund share transactions	42,191,710	51,214,887

Total increase (decrease) in net assets	78,759,953	325,531,181

Net assets:
Beginning of period	2,896,718,292	2,571,187,111

End of period*	$2,975,478,245	2,896,718,292

*Including undistributed net investment income	25,988,369	32,979,134

Share Information
Sold	2,580,248	5,420,874
Issued in reinvestment of distributions	709,977	968,453
Redeemed	(2,396,506)	(5,251,192)

Net increase (decrease)	893,719	1,138,135

See accompanying notes to financial statements.

Balanced Fund		Interim Fund		Municipal Bond Fund
2005	2004	2005	2004	2005	2004
16,507,061	32,292,655	3,490,347	7,496,987	9,804,274	19,425,506
(1,531,766)	450,712	13,978	864,687	937	10,934
3,621,884	61,264,604	(1,356,067)	(5,090,464)	(312,299)	(5,813,813)

18,597,179	94,007,971	2,148,258	3,271,210	9,492,912	13,622,627

(17,618,176)	(29,274,830)	(3,490,347)	(7,529,171)	(9,804,274)	(19,425,506)
—	—	—	—	(10,934)	(269,761)

(17,618,176)	(29,274,830)	(3,490,347)	(7,529,171)	(9,815,208)	(19,695,267)

61,493,500	113,864,326	21,874,310	51,417,274	12,793,648	27,823,624
16,894,646	28,050,217	3,365,576	7,253,489	7,290,341	14,661,824

78,388,146	141,914,543	25,239,886	58,670,763	20,083,989	42,485,448
(45,683,714)	(87,869,964)	(34,391,006)	(80,536,652)	(16,175,270)	(35,503,330)

32,704,432	54,044,579	(9,151,120)	(21,865,889)	3,908,719	6,982,118

33,683,435	118,777,720	(10,493,209)	(26,123,850)	3,586,423	909,478

1,067,295,726	948,518,006	199,870,217	225,994,067	440,827,324	439,917,846

1,100,979,161	1,067,295,726	189,377,008	199,870,217	444,413,747	440,827,324

13,392,926	14,504,041	—	—	—	—

1,228,442	2,337,072	2,243,154	5,147,951	1,478,473	3,189,081
339,727	583,869	345,309	726,158	845,320	1,679,539
(911,908)	(1,805,678)	(3,527,604)	(8,065,000)	(1,868,213)	(4,072,547)

656,261	1,115,263	(939,141)	(2,190,891)	455,580	796,073

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The investment objective of the Growth Fund is long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The investment objective of the Balanced Fund is to seek long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The investment objective of the Interim Fund is the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short-term and intermediate-term maturities.

The investment objective of the Municipal Bond Fund is to seek as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of Municipal Bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) in the United States.

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less, other than U.S. Treasury bills, are valued on an amortized cost basis, which approximates market value. Short sales are valued at the net proceeds from the sales transaction.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are valued pursuant to procedures established by the Trust’s Board of Trustees. These procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain at least one daily bid price quotation from a broker or dealer in the securities. If SFIMC cannot obtain a daily bid price quotation for the security or if SFIMC believes the bid price quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. In fair valuing a security, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in fair valuing securities include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2005, there was a commitment of $1,764,875, representing 0.40% of net assets, for such security included in the Municipal Bond Fund’s portfolio.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Central time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareowners

It is each Fund’s policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, to distribute all taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. Each Fund intends to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of May 31, 2005, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

	Growth Fund	Balanced Fund
Cost of Investments for Federal Tax Purposes	$1,457,853,834	717,546,948
Gross Unrealized Appreciation	1,570,668,703	386,937,981
Gross Unrealized (Depreciation)	(63,758,200)	(10,872,002)
Net Unrealized Appreciation (Depreciation)	1,506,910,503	376,065,979

	Interim Fund	Municipal Bond Fund
Cost of Investments for Federal Tax Purposes	$189,058,025	418,259,862
Gross Unrealized Appreciation	833,151	24,246,891
Gross Unrealized (Depreciation)	(1,230,319)	(16,880)
Net Unrealized Appreciation (Depreciation)	(397,168)	24,230,011

The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund’s respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

Net realized gains on sales of investments, if any, are distributed annually after the close of a Fund’s fiscal year. Dividends and distributions payable to shareowners are recorded by the respective Fund on the ex-dividend date.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles in the United States. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the respective Fund.

The tax character of distributions for all Funds (including distributions declared but not yet paid) were the same as the distributions reflected in the Statement of Changes in Net Assets.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

On June 28, 2005, the Growth Fund declared an ordinary income dividend of $0.46 per share to shareowners of record on June 28, 2005 (reinvestment date June 29, 2005).

On June 28, 2005, the Balanced Fund declared an ordinary income dividend of $0.75 per share to shareowners of record on June 28, 2005 (reinvestment date June 29, 2005).

At November 30, 2004, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire as follows:

Expiration year	Growth Fund	Balanced Fund	Interim Fund
2005	—	—	652,404
2006	—	—	994,996
2007	—	—	884,533
2008	—	—	3,819,121
2009	—	—	1,179,218
2010	$44,701,924	4,797,143	399,032
2011	1,797,460	—	—
2012	18,999,262	—	234,320

Total:	$65,498,646	4,797,143	8,163,624

The undistributed net investment income in accordance with federal tax regulations at November 30, 2004 for the Growth and Balanced Funds was $32,979,134 and $15,701,588, respectively. For the Balanced Fund, the difference between this amount and the undistributed net investment income reported on the Statement of Assets and Liabilities as of November 30, 2004 relates to amortization taken for book purposes but not yet recognized for federal income tax purposes for securities held as of November 30, 2001.

The undistributed net investment income (including distributions declared but not yet paid) in accordance with federal tax regulations at November 30, 2004 for the Interim and Municipal Bond Funds was $1,197,699 and $3,251,250 respectively. The difference between these amounts and the undistributed net investment income reported on the Statement of Assets and Liabilities as of November 30, 2004 relates to distributions payable to shareowners at November 30, 2004.

The accumulated net realized gain in accordance with federal tax regulations at November 30, 2004 of $10,934 for the Municipal Bond Fund was distributed as long-term capital gain in December 2004.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at period end. Purchases and sales of investment securities are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

3.	Transactions with affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid quarterly) at the following rates:

Growth Fund	.20% of the first $100 million of average net assets
.15% of the next $100 million of average net assets
.10% of the average net assets in excess of $200 million

Balanced Fund	.20% of the first $100 million of average net assets
.15% of the next $100 million of average net assets
.10% of the average net assets in excess of $200 million

Interim Fund	.20% of the first $50 million of average net assets
.15% of the next $50 million of average net assets
.10% of the average net assets in excess of $100 million

Municipal Bond	.20% of the first $50 million of average net assets
Fund	.15% of the next $50 million of average net assets
.10% of the average net assets in excess of $100 million

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees, and the Trust’s portion of the compensation paid to or accrued for the Trust’s Chief Compliance Officer.

4.	Investment transactions

Investment transactions (exclusive of short-term instruments) for each of the fiscal years were as follows:

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Growth Fund
Purchases	$15,881,124	$119,852,150
Proceeds from sales	1,642,491	24,833,674

Balanced Fund
Purchases	27,128,418	101,678,658
Proceeds from sales	22,046,676	33,128,534

Interim Fund
Purchases	—	41,113,789
Proceeds from sales	13,055,703	56,766,113

Municipal Bond Fund
Purchases	12,990,800	28,836,747
Proceeds from sales	7,550,870	24,072,772

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

	Six months ended May 31, 2005 (Unaudited)		Year ended November 30,
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$47.79		43.23	38.90	44.57	50.52	51.96

Income from Investment Operations
Net investment income (a)	0.46		0.96	0.71	0.61	0.60	0.65
Net gain (loss) on investments (both realized and unrealized)	0.71		4.36	4.29	(5.25)	(5.79)	(1.21)

Total from investment operations	1.17		5.32	5.00	(4.64)	(5.19)	(0.56)

Less Distributions
Net investment income	(0.58)		(0.76)	(0.67)	(0.60)	(0.61)	(0.65)
Net realized gain	—		—	—	(0.43)	(0.15)	(0.23)

Total distributions	(0.58)		(0.76)	(0.67)	(1.03)	(0.76)	(0.88)

Net asset value, end of period	$48.38		47.79	43.23	38.90	44.57	50.52

Total Return	2.47	%(d)	12.41%	13.06%	(10.61)%	(10.41)%	(1.20)%

Ratios/Supplemental Data
Net assets, end of period (millions)	$2,975.5		2,896.7	2,571.2	2,227.7	2,536.8	2,842.7

Average net asset ratios
Expenses	0.12	%(b)	0.12%	0.12%	0.12%	0.13%	0.11%
Net investment income	1.91	%(b)	2.11%	1.83%	1.51%	1.29%	1.16%

Portfolio turnover rate	0	%(b)(c)	1%	2%	6%	5%	3%

(a)	Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.

(b)	Determined on an annualized basis.

(c)	Portfolio turnover rate is less than 0.5% on an annualized basis.

(d)	Not annualized.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended May 31, 2005 (Unaudited)		Year ended November 30,
			2004		2003	2002	2001	2000
Net asset value, beginning of period	$50.30		47.19		43.73	47.46	51.25	52.79

Income from Investment Operations
Net investment income (a)	0.76		1.55		1.42	1.42	1.48	1.50
Net gain (loss) on investments (both realized and unrealized)	0.11		2.99		3.45	(3.67)	(3.80)	(0.91)

Total from investment operations	0.87		4.54		4.87	(2.25)	(2.32)	0.59

Less Distributions
Net investment income	(0.83)		(1.43)		(1.41)	(1.45)	(1.47)	(1.56)
Net realized gain	—		—		—	(0.03)	—	(0.57)

Total distributions	(0.83)		(1.43)		(1.41)	(1.48)	(1.47)	(2.13)

Net asset value, end of period	$50.34		50.30		47.19	43.73	47.46	51.25

Total Return	1.75	%(b)(d)	9.79	%(b)	11.44%	(4.81)%	(4.63)%	0.97%

Ratios/Supplemental Data
Net assets, end of period (millions)	$1,101.0		1,067.3		948.5	824.7	887.8	945.8

Average net asset ratios
Expenses	0.13	%(c)	0.13%		0.14%	0.13%	0.14%	0.13%
Net investment income	3.05	%(c)	3.18%		3.22%	3.18%	3.05%	2.74%

Portfolio turnover rate	4	%(c)	3%		4%	6%	9%	5%

(a)	Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.

(b)	Based upon net asset value of $50.30 as of November 30, 2004 (as calculated for financial reporting purposes, taking into account transactions that occurred on November 30, 2004). For shareholder purchases and redemptions on November 30, 2004, the net asset value was $50.31, which caused the total returns for the six months ended May 31, 2005 and the year ended November 30, 2004 to be equivalent to 1.73% and 9.81%, respectively.

(c)	Determined on an annualized basis.

(d)	Not annualized.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended May 31, 2005 (Unaudited)		Year ended November 30,
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$9.81		10.02	10.07	9.90	9.55	9.47

Income from Investment Operations
Net investment income	0.18		0.36	0.36	0.43	0.56	0.63
Net gain (loss) on investments (both realized and unrealized)	(0.06)		(0.21)	(0.05)	0.17	0.35	0.08

Total from investment operations	0.12		0.15	0.31	0.60	0.91	0.71

Less Distributions
Net investment income	(0.18)		(0.36)	(0.36)	(0.43)	(0.56)	(0.63)

Total distributions	(0.18)		(0.36)	(0.36)	(0.43)	(0.56)	(0.63)

Net asset value, end of period	$9.75		9.81	10.02	10.07	9.90	9.55

Total Return	1.20	%(b)	1.51%	3.09%	6.18%	9.73%	7.70%

Ratios/Supplemental Data
Net assets, end of period (millions)	$189.4		199.9	226.0	243.3	172.8	114.4

Average net asset ratios
Expenses	0.19	%(a)	0.17%	0.16%	0.18%	0.20%	0.20%
Net investment income	3.62	%(a)	3.63%	3.57%	4.23%	5.67%	6.66%

Portfolio turnover rate	0	%(a)	21%	25%	9%	17%	12%

(a)	Determined on an annualized basis.

(b)	Not annualized.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six months ended May 31, 2005 (Unaudited)		Year ended November 30,
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$8.65		8.77	8.64	8.51	8.24	8.12

Income from Investment Operations
Net investment income	0.19		0.38	0.39	0.40	0.41	0.42
Net gain (loss) on investments (both realized and unrealized)	(0.01)		(0.11)	0.14	0.13	0.27	0.12

Total from investment operations	0.18		0.27	0.53	0.53	0.68	0.54

Less Distributions
Net investment income	(0.19)		(0.38)	(0.39)	(0.40)	(0.41)	(0.42)
Net realized gain	—		(0.01)	(0.01)	—	—	—

Total distributions	(0.19)		(0.39)	(0.40)	(0.40)	(0.41)	(0.42)

Net asset value, end of period	$8.64		8.65	8.77	8.64	8.51	8.24

Total Return	2.12	%(b)	3.13%	6.16%	6.34%	8.39%	6.87%

Ratios/Supplemental Data
Net assets, end of period (millions)	$444.4		440.8	439.9	417.7	387.8	352.5

Average net asset ratios
Expenses	0.15	%(a)	0.15%	0.15%	0.14%	0.16%	0.15%
Net investment income	4.44	%(a)	4.41%	4.44%	4.65%	4.84%	5.23%

Portfolio turnover rate	3	%(a)	6%	15%	14%	6%	7%

(a)	Determined on an annualized basis.

(b)	Not annualized.

See accompanying notes to financial statements.

P.O. Box 219548
Kansas City, MO 64121-9548

FORWARDING SERVICE REQUESTED

U.S. Postage
PAID
Lancaster, PA
PERMIT NO. 1275

PRESORTED
STANDARD

Mutual Funds.

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-800-447-0740

NOT FDIC INSURED	• May lose value • No bank guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

190-4059.6-CH

7-2005
Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee of Independent Trustees of the registrant (the “Committee”) is responsible for identifying and nominating candidates for appointment as Independent Trustees of the registrant. Prior to December 17, 2004, the Committee did not consider shareholder nominations of Independent Trustees. At its December 17, 2004 meeting, the Committee adopted procedures relating to the consideration of candidates submitted by shareholders. The following procedures were previously reported on the registrant’s Form N-CSR for the reporting period ended November 30, 2004.

A shareholder of the registrant may submit the name(s) of potential candidates for nomination as a Trustee of the registrant in writing, delivered in hard copy and bearing the shareholder’s original signature, to the attention of the Secretary of the registrant: Three State Farm Plaza, N-1, Bloomington, Illinois 61791-0001. The recommendation must include: (i) the class or series and number of all shares of each series of the registrant owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the account number(s) in which such shares are held; (ii) a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other public companies, identifying any other registered investment companies), current employment, date of birth, business and residence addresses, and the names and addresses of at least three professional references; (iii) information as to whether the candidate is or may be an “interested person” (as such term is defined in the Investment Company Act of 1940, as amended) of the registrant, an investment adviser to the registrant or an interested person of the registrant’s distributor; (iv) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee of the registrant, if elected; (v) a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the shareholder recommendation is being made, and if none, a statement to that effect; (vi) the class or series and number of all shares of each series of the registrant owned of record or beneficially by the candidate, as reported by the candidate; and (vii) such other information that would be helpful to the Committee in evaluating the candidate.

The Committee may require the nominating shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished. If the nominating shareholder does not provide such other information in writing within seven days of receipt of a written request from the Committee, the Committee will not be required to consider such candidate. Recommendations for a candidate as a Trustee of the registrant will be evaluated, among other things, in light of whether the number of Trustees is expected to change and whether the Trustees expect any vacancies. The Committee need not consider any shareholder recommendation received less than 90 days before the date of an anticipated nomination. When the Committee is not actively recruiting new Trustees, shareholder recommendations will be kept on file until active recruitment is under way. A shareholder recommendation considered by the Committee in connection with the Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee need not be considered again by the Committee in connection with any subsequent nomination(s).

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date, concluded that the registrant’s disclosure controls and procedures were operating in an effective manner.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 8/1/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 8/1/2005

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date 8/1/2005